Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 16,160,358	¥ 14,212,514
Less: Accumulated depreciation	(4,467,049)	(3,151,019)
Less: Impairment	(171,446)	(107,010)
Property, plant and equipment, net	11,521,863	10,954,485
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,826,529	4,647,957
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,207,967	4,125,849
Molds and toolings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,012,412	2,179,681
Less: Impairment	(171,446)	(107,010)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	649,574	695,972
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	615,905	898,607
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,688,556	663,640
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	425,386	388,071
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	474,995	385,832
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 259,034	¥ 226,905